Warrants	12 Months Ended
Dec. 31, 2022
Warrants and Rights Outstanding [Abstract]
Warrants
Note 8—Warrants
As of December 31, 2022 and 2021, the outstanding warrants to purchase the Company's common stock were comprised of the following:

	Classification	Exercise Price	Expiration Date	Warrants at December 31,
				2022	2021
Warrants issued with Conversion of Notes to Common Stock	Equity	$8.03	8/31/28	232,287	232,287
Warrants issued with Units in the Equity Offering	Equity	$8.03	8/31/28	875,034	875,034
Broker Warrants issued with Equity Offering	Equity	$0.01	8/31/25	1,297	1,297
Consultant Warrants	Liability	$7.60	8/31/28	39,505	39,505
Total Warrants				1,148,123	1,148,123
In accordance with ASC 815, the warrants classified as liabilities are recorded at fair value at the issuance date, with changes in the fair value recognized in the consolidated statements of operations at the end of each reporting period. Refer to Note 4 for changes in the fair value recognized during the periods reported.
In accordance with ASC 815, the warrants classified as equity do not meet the definition of a derivative and are classified in stockholders' equity (deficit) in the consolidated balance sheets.
There was no warrant activity during the year ended December 31, 2022.